Income Taxes - Schedule of Income Before Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income (loss) before income tax
Non-PRC	$ 94,372	$ 5,866	$ (7,337)
PRC	17,468,669	210,751	78,157
Income before income taxes	$ 17,563,041	$ 216,617	$ 70,820